AXP(R) Insured
                                                                      Tax-Exempt
                                                                            Fund

                                                          2001 SEMIANNUAL REPORT

American
   Express(R)
Funds

(icon of) lock

AXP Insured Tax-Exempt Fund seeks to
provide shareholders with a high level of income generally exempt from federal income tax and preservation of shareholders' capital.



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No-default  Insurance

Any investment involves risks. For a municipal bond investor, there's the risk that the bond issuer could default on its payments. But there are bonds that are insured against default, and these are the ones that AXP Insured Tax-Exempt Fund invests in. While this doesn't mean that shareholders are insulated from fluctuations in bond market values, it does ensure that the Fund receives principal and interest payments when they are due. Along the way, shareholders enjoy regular income that is generally free from federal income tax.

CONTENTS

From the Chairman........................3
Portfolio Manager Q &A...................3
Fund Facts...............................5
The 10 Largest Holdings..................6
Financial Statements.....................7
Notes to Financial Statements...........10
Investments in Securities...............16

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Paul B. Hylle
Paul B. Hylle
Portfolio manager

Portfolio Manager Q & A

Q: How did the Fund perform over the six-month period ending December 31, 2001?
A: During the six-month period, the market for tax-exempt municipal bonds enjoyed, at first, positive performance, and in the end, somewhat negative performance due to a changing climate for interest rates. The Fund returned 1.96% for the period (Class A shares excluding sales charges). By comparison, the Lipper Insured Municipal Funds Index logged a return of 1.84% for the same period.

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3   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT


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Q: What factors contributed to the Fund's performance during this period?
A: As always, trends in the interest rate environment had the biggest impact on the Fund's performance. As this six-month period began, interest rates were dropping as weakness in the U.S. economy was becoming an increasing concern. That boosted the Fund's share price (as bond prices rise when interest rates decline). The terrorist attacks of September 11th created even more economic worries, and interest rates continued to slide well into October. However, the situation changed dramatically in November and December as interest rates suddenly rose amid expectations that an economic recovery was brewing. At that point, the economy began to respond to the eleven interest rate cuts by the Federal Reserve throughout the year. In that environment, the Fund gave back some of its earlier positive performance. During the entire period, one other trend worked to the Fund's advantage. Investors appeared to focus more attention on bonds of higher credit quality, which benefited the type of investments that are emphasized in the Fund.

Q: What changes did you make to the portfolio during the past six months?
A: As the period began, the Fund maintained a slightly shorter-than-average duration in its portfolio. While this more defensive posture detracted from overall performance initially, we did eventually see the market shift in favor of this strategy. After the markets rallied significantly in the late summer, I became concerned that interest rates were ready to move higher, and therefore positioned the Fund even more defensively to help offset the impact of negative interest rate trends. That proved to be beneficial when interest rates rose sharply higher in November and December.

Q: What is your outlook for the coming year?
A: I believe that we've seen the worst of the economic downturn that affected the nation in 2001. During the coming six months, I look for the economy to slowly recover. That could result in slightly higher interest rates. I am also optimistic that inflation will remain in check during most of the year, and if that is the case, we shouldn't see a dramatic upturn in interest rates. Opportunities still exist in the municipal bond market, as yields on tax-free bonds remain relatively attractive when compared to yields on taxable bonds. Even if interest rates do rise, shareholders should benefit, as typically municipal bonds are less volatile than taxable bonds in this kind of environment. What's more, the Fund places a strong emphasis on bonds issued by select states that have high tax rates. These bonds tend to have a large market for potential buyers, as individuals in these states are attracted to the tax advantages of municipal bonds. This sector of the market should help lend some stability to the portfolio in the months to come.

Paul B. Hylle

Note to shareholders: In January 2002, Terry Seierstad succeeded Paul Hylle as portfolio manager of AXP Insured Tax-Exempt Fund.

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Fund Facts
Class A -- 6-month performance

(All figures per share)
Net asset value (NAV)

Dec. 31, 2001                                                     $5.47
June 30, 2001                                                     $5.48
Decrease                                                          $0.01

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                       $0.11
From long-term capital gains                                      $  --
Total distributions                                               $0.11
Total return*                                                    +1.96%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                     $5.47
June 30, 2001                                                     $5.48
Decrease                                                          $0.01

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                       $0.09
From long-term capital gains                                      $  --
Total distributions                                               $0.09
Total return*                                                    +1.57%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                     $5.48
June 30, 2001                                                     $5.49
Decrease                                                          $0.01

Distributions -- July 1, 2001 - Dec. 31, 2001
From income                                                       $0.09
From long-term capital gains                                      $  --
Total distributions                                               $0.09
Total return*                                                    +1.57%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2001                                                     $5.46
June 30, 2001                                                     $5.47
Decrease                                                          $0.01

Distributions-- July 1, 2001 - Dec. 31, 2001
From income                                                       $0.12
From long-term capital gains                                      $  --
Total distributions                                               $0.12
Total return*                                                    +2.06%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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


The 10 Largest Holdings

                                                   Percent                  Value
                                               (of net assets)      (as of Dec. 31, 2001)

Brazos River Texas Authority Collateralized Pollution Control Refunding Revenue
Bonds Texas Utility Electric Series 1992C A.M.T.
6.70% 2022                                           3.4%              $15,749,703

New York State Energy Research & Development Authority Solid Waste Disposal
Revenue Bonds State Electric & Gas Company Series 1993A A.M.T.
5.70% 2028                                           2.4                11,334,991

Virginia Metropolitan Washington D.C. Airport Authority
Airport System Revenue Bonds Series 1992A A.M.T.
6.63% 2019                                           2.1                 9,848,515

Harris County Texas Toll Road Senior Lien
Pre-refunded Revenue Bonds Series 1992A
6.50% 2017                                           1.9                 8,577,275

Austin Texas Water & Wastewater Systems
Refunding Revenue Bonds Series 2001C
4.00% 2004                                           1.6                 7,189,140

Houston Texas Water & Sewer System Junior Lien
Refunding Revenue Bonds Series 1997A
5.25% 2022                                           1.5                 7,129,392

Fontana California Unified School District
San Bernardino County General Obligation
Convertible Capital Appreciation Bonds
Series 1995C
6.15% 2020                                           1.4                 6,486,420

North Slope Borough Alaska
General Obligation Bonds
Zero Coupon Series 1996B
5.72% 2007                                           1.4                 6,313,200

Arizona State School Facilities Board
School Improvement Revenue Bonds
Series 2001
5.00% 2003                                           1.3                 6,232,980

Washington D.C. Convention Center Authority
Dedicated Senior Lien Tax Revenue Bonds
Series 1998
4.75% 2028                                           1.3                 6,179,847

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 18.3% of net assets.

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Financial Statements

Statement of assets and liabilities

AXP Insured Tax-Exempt Fund

Dec. 31, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $433,193,830)                                                                      $461,051,164
Cash in bank on demand deposit                                                                               64,324
Accrued interest receivable                                                                               5,145,926
Receivable for investment securities sold                                                                   165,000
                                                                                                            -------
Total assets                                                                                            466,426,414
                                                                                                        -----------

Liabilities
Dividends payable to shareholders                                                                           552,924
Payable for investment securities purchased                                                               2,853,929
Accrued investment management services fee                                                                   17,079
Accrued distribution fee                                                                                     13,574
Accrued transfer agency fee                                                                                   1,711
Accrued administrative services fee                                                                           1,518
 Other accrued expenses                                                                                      57,154
                                                                                                             ------
Total liabilities                                                                                         3,497,889
                                                                                                          ---------
Net assets applicable to outstanding shares                                                            $462,928,525
                                                                                                       ============

Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                                               $    845,743
Additional paid-in capital                                                                              446,818,385
Excess of distributions over net investment income                                                           (6,000)
Accumulated net realized gain (loss) (Note 6)                                                           (12,569,264)
Unrealized appreciation (depreciation) on investments (Note 5)                                           27,839,661
                                                                                                         ----------
Total -- representing net assets applicable to outstanding shares                                      $462,928,525
                                                                                                       ============
Net assets applicable to outstanding shares:     Class A                                               $396,487,905
                                                 Class B                                               $ 62,255,179
                                                 Class C                                               $  4,184,006
                                                 Class Y                                               $      1,435
Outstanding shares of beneficial interest:       Class A shares               72,437,076               $      5.47
                                                 Class B shares               11,373,783               $      5.47
                                                 Class C shares                  763,198               $      5.48
                                                 Class Y shares                      263               $      5.46
                                                                                     ---               -----------

See accompanying notes to financial statements.

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7   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT


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
Statement of operations

AXP Insured Tax-Exempt Fund

Six months ended Dec. 31, 2001 (Unaudited)

Investment income
Income:
Interest                                                                                                $11,744,283
                                                                                                        -----------
Expenses (Note 2):
Investment management services fee                                                                        1,046,668
Distribution fee
   Class A                                                                                                  502,101
   Class B                                                                                                  301,960
   Class C                                                                                                   15,558
Transfer agency fee                                                                                          92,264
Incremental transfer agency fee
   Class A                                                                                                    8,859
   Class B                                                                                                    2,387
   Class C                                                                                                      102
Administrative services fees and expenses                                                                    95,415
Compensation of board members                                                                                 5,910
Custodian fees                                                                                               13,700
Printing and postage                                                                                         29,686
Registration fees                                                                                            40,322
Audit fees                                                                                                    9,500
Other                                                                                                         3,422
                                                                                                              -----
Total expenses                                                                                            2,167,854
   Earnings credits on cash balances (Note 2)                                                                (8,191)
                                                                                                             ------
Total net expenses                                                                                        2,159,663
                                                                                                          ---------
Investment income (loss) -- net                                                                           9,584,620
                                                                                                          ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                         1,891,015
   Futures contracts                                                                                       (210,863)
                                                                                                           --------
Net realized gain (loss) on investments                                                                   1,680,152
Net change in unrealized appreciation (depreciation) on investments                                      (2,680,977)
                                                                                                         ----------
Net gain (loss) on investments                                                                           (1,000,825)
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                         $ 8,583,795
                                                                                                        ===========

See accompanying notes to financial statements.

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


Statements of changes in net assets

AXP Insured Tax-Exempt Fund

                                                                            Dec. 31, 2001          June 30, 2001
                                                                          Six months ended          Year ended
                                                                             (Unaudited)

Operations and distributions
Investment income (loss) -- net                                             $  9,584,620           $ 20,451,814
Net realized gain (loss) on investments                                        1,680,152                683,176
Net change in unrealized appreciation (depreciation) on investments           (2,680,977)            15,460,366
                                                                              ----------             ----------
Net increase (decrease) in net assets resulting from operations                8,583,795             36,595,356
                                                                               ---------             ----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                  (8,397,786)           (18,449,208)
     Class B                                                                  (1,035,506)            (2,105,053)
     Class C                                                                     (53,554)               (20,876)
     Class Y                                                                         (32)                   (78)
                                                                                     ---                    ---
Total distributions                                                           (9,486,878)           (20,575,215)
                                                                              ----------            -----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                    29,428,724             54,960,583
   Class B shares                                                              9,663,845             12,818,180
   Class C shares                                                              2,589,942              1,968,071
Reinvestment of distributions at net asset value
   Class A shares                                                              5,644,581             13,014,514
   Class B shares                                                                732,075              1,549,161
   Class C shares                                                                 42,483                 17,165
   Class Y shares                                                                     26                     71
Payments for redemptions
   Class A shares                                                            (24,491,277)           (66,734,307)
   Class B shares (Note 2)                                                    (3,653,173)           (11,137,516)
   Class C shares (Note 2)                                                      (334,163)               (71,092)
                                                                                --------                -------
Increase (decrease) in net assets from share transactions                     19,623,063              6,384,830
                                                                              ----------              ---------
Total increase (decrease) in net assets                                       18,719,980             22,404,971
Net assets at beginning of period                                            444,208,545            421,803,574
                                                                             -----------            -----------
Net assets at end of period                                                 $462,928,525           $444,208,545
                                                                            ============           ============
Undistributed (excess of distributions over) net investment income          $     (6,000)          $   (103,742)
                                                                            ------------           ------------

See accompanying notes to financial statements.

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Notes to Financial Statements

AXP Insured Tax-Exempt Fund

(Unaudited as to Dec. 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Special Tax-Exempt Series Trust was organized as a Massachusetts business trust on April 7, 1986. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including AXP Insured Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has unlimited authorized shares of beneficial interest.

The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security

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10   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT


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increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued or forward-commitment basis
Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuation, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of Dec. 31, 2001, the Fund has entered into outstanding when-issued or forward commitments of $2,843,429.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

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Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

As of Dec. 31, 2001, AEFC owned 263 Class Y shares.

2. EXPENSES AND SALES CHARGES
The Fund has an agreement with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class C $20.00
o  Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $380,031 for Class A, $27,768 for Class B and $2,446 for Class C for the six months ended Dec. 31, 2001.

During the six months ended Dec. 31, 2001, the Fund's custodian and transfer agency fees were reduced by $8,191 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $61,188,123 and $48,532,126, respectively, for the six months ended Dec. 31, 2001. Realized gains and losses are determined on an identified cost basis.

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4. SHARE TRANSACTIONS

Transactions in shares of the Fund for the periods indicated are as follows:

                                                   Six months ended Dec. 31, 2001
                                             Class A     Class B    Class C     Class Y

Sold                                       5,319,935  1,744,391    467,841        --
Issued for reinvested distributions        1,020,836    132,406      7,676         5
Redeemed                                  (4,432,447)  (660,316)   (60,416)       --
                                          ----------   --------    -------       ---
Net increase (decrease)                    1,908,324  1,216,481    415,101         5
                                           ---------  ---------    -------       ---

                                                      Year ended June 30, 2001
                                             Class A     Class B    Class C     Class Y

Sold                                      10,084,820  2,342,728    357,508        --
Issued for reinvested distributions        2,394,727    285,084      3,129        13
Redeemed                                 (12,313,896)(2,053,092)   (12,919)       --
                                         ----------- ----------    -------      ----
Net increase (decrease)                      165,651    574,720    347,718        13
                                             -------    -------    -------      ----

5. INTEREST RATE FUTURES CONTRACTS
As of Dec. 31, 2001, investments in securities included securities valued at $266,246 that were pledged as collateral to cover initial margin deposits on 12 open sales contracts. The market value of the open sales contracts as of Dec. 31, 2001, was $1,233,000 with a net unrealized loss of $17,673. See "Summary of significant accounting policies."

6. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $4,811,236 as of June 30, 2001, that if not offset by capital gains, will expire in 2008 through 2010. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

7. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Dec. 31, 2001.

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13   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT



8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended June 30,                                       2001(f)      2001         2000         1999         1998

Net asset value, beginning of period                              $5.48        $5.28        $5.44        $5.63        $5.51

Income from investment operations:

Net investment income (loss)                                        .11          .27          .27          .27          .28

Net gains (losses) (both realized and unrealized)                  (.01)         .20         (.16)        (.18)         .13

Total from investment operations                                    .10          .47          .11          .09          .41

Less distributions:

Dividends from net investment income                               (.11)        (.27)        (.27)        (.27)        (.29)

Distributions from realized gains                                    --           --           --         (.01)          --

Total distributions                                                (.11)        (.27)        (.27)        (.28)        (.29)

Net asset value, end of period                                    $5.47        $5.48        $5.28        $5.44        $5.63

Ratios/supplemental data

Net assets, end of period (in millions)                            $396         $387         $371         $439         $455

Ratio of expenses to average daily net assets(c)                   .83%(d)      .82%         .82%         .75%         .73%

Ratio of net investment income (loss)
     to average daily net assets                                  4.22%(d)     4.88%        5.16%        4.87%        5.09%

Portfolio turnover rate
     (excluding short-term securities)                              12%           4%           9%          13%          17%

Total return(e)                                                   1.96%        8.98%        2.13%        1.74%        7.60%


Class B

Per share income and capital changes(a)

Fiscal period ended June 30,                                       2001(f)      2001         2000         1999         1998

Net asset value, beginning of period                              $5.48        $5.28        $5.44        $5.63        $5.51

Income from investment operations:

Net investment income (loss)                                        .09          .23          .23          .23          .24

Net gains (losses) (both realized and unrealized)                  (.01)         .20         (.16)        (.18)         .13

Total from investment operations                                    .08          .43          .07          .05          .37

Less distributions:

Dividends from net investment income                               (.09)        (.23)        (.23)        (.23)        (.25)

Distributions from realized gains                                    --           --           --         (.01)          --

Total distributions                                                (.09)        (.23)        (.23)        (.24)        (.25)

Net asset value, end of period                                    $5.47        $5.48        $5.28        $5.44        $5.63

Ratios/supplemental data

Net assets, end of period (in millions)                             $62          $56          $51          $61          $44

Ratio of expenses to average daily net assets(c)                  1.58%(d)     1.58%        1.57%        1.51%        1.49%

Ratio of net investment income (loss)
     to average daily net assets                                  3.47%(d)     4.13%        4.41%        4.13%        4.34%

Portfolio turnover rate (excluding short-term securities)           12%           4%           9%          13%          17%

Total return(e)                                                   1.57%        8.17%        1.35%         .99%        6.80%

See accompanying notes to financial highlights.

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14   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT



Class C

Per share income and capital changes(a)

Fiscal period ended June 30,                                       2001(f)      2001         2000(b)

Net asset value, beginning of period                              $5.49        $5.28        $5.27

Income from investment operations:

Net investment income (loss)                                        .09          .23           --

Net gains (losses) (both realized and unrealized)                  (.01)         .21          .01

Total from investment operations                                    .08          .44          .01

Less distributions:

Dividends from net investment income                               (.09)        (.23)          --

Distributions from realized gains                                    --           --           --

Total distributions                                                (.09)        (.23)          --

Net asset value, end of period                                    $5.48        $5.49        $5.28

Ratios/supplemental data

Net assets, end of period (in millions)                              $4           $2          $--

Ratio of expenses to average daily net assets(c)                  1.59%(d)     1.58%        1.57%(d)

Ratio of net investment income (loss)
     to average daily net assets                                  3.48%(d)     4.16%        5.22%(d)

Portfolio turnover rate (excluding short-term securities)           12%           4%           9%

Total return(e)                                                   1.57%        8.40%         .19%


Class Y

Per share income and capital changes(a)

Fiscal period ended June 30,                                       2001(f)      2001         2000         1999         1998

Net asset value, beginning of period                              $5.47        $5.27        $5.44        $5.64        $5.52

Income from investment operations:

Net investment income (loss)                                        .12          .28          .28          .30          .29

Net gains (losses) (both realized and unrealized)                  (.01)         .20         (.17)        (.19)         .13

Total from investment operations                                    .11          .48          .11          .11          .42

Less distributions:

Dividends from net investment income                               (.12)        (.28)        (.28)        (.30)        (.30)

Distributions from realized gains                                    --           --           --         (.01)          --

Total distributions                                                (.12)        (.28)        (.28)        (.31)        (.30)

Net asset value, end of period                                    $5.46        $5.47        $5.27        $5.44        $5.64

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--          $--          $--          $--

Ratio of expenses to average daily net assets(c)                   .67%(d)      .67%         .67%         .60%         .48%

Ratio of net investment income (loss)
     to average daily net assets                                  4.41%(d)     5.05%        5.33%        5.01%        5.30%

Portfolio turnover rate (excluding short-term securities)           12%           4%           9%          13%          17%

Total return(e)                                                   2.06%        9.22%        2.30%        1.87%        7.73%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.
(f) Six months ended Dec. 31, 2001 (Unaudited).

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15   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Investments in Securities

AXP Insured Tax-Exempt Fund

Dec. 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (90.2%)
Name of                 Coupon     Principal                   Value(a)
issuer and                rate        amount
title of
issue(b,c)

Alabama (1.5%)
Jefferson County Capital Improvement
   Sewer Revenue Bonds
   Series 1999A (FGIC Insured)
     02-01-3              5.00%   $2,000,000                 $1,877,180
     02-01-39             5.13     3,000,000                  2,853,990
Mobile Unlimited General Obligation
   School Improvement Refunding Bonds
   Series 2001 (AMBAC Insured)
     02-15-03             5.00     1,230,000                  1,269,286
State Drinking Water Finance Authority Revenue
   Bonds Revolving Fund Loan Series 2002A
   (AMBAC Insured)
     08-15-04             3.15     1,015,000(i)               1,019,040
Total                                                         7,019,496

Alaska (2.3%)
North Slope Borough Capital Appreciation
   Unlimited General Obligation Bonds
   Zero Coupon Series 1995A
   (MBIA Insured)
     06-30-06             5.61     5,300,000(e)               4,423,062
North Slope Borough General Obligation Bonds
   Zero Coupon Series 1996B
   (MBIA Insured)
     06-30-07             5.72     8,000,000(e)               6,313,200
Total                                                        10,736,262

Arizona (1.9%)
Health Facilities Authority Hospital System
   Refunding Revenue Bonds Phoenix Baptist
   Hospital Series 1992 (MBIA Insured)
     09-01-11             6.25     1,650,000                  1,746,756
Mesa Municipal Development Excise Tax
   Refunding Revenue Bonds
   Series 2001 (FSA Insured)
     01-01-05             4.00     1,000,000                  1,019,270
State School Facilities Board
   School Improvement Revenue Bonds
   Series 2001
     07-01-03             5.00     6,000,000                  6,232,980
Total                                                         8,999,006

Arkansas (0.1%)
State Development Finance Authority
   Economic Development Revenue Bonds
   ADFA Guaranty Series 2000B
   (AMBAC Insured) A.M.T.
     12-01-20             5.80       500,000                    507,360

California (7.7%)
Delta Counties Home Mortgage
   Finance Authority Single Family
   Mortgage Revenue Bonds
   Series 1998A (MBIA Insured) A.M.T.
     06-01-24             6.70       660,000                    717,611
Desert Sands Unified School District Convertible
   Capital Appreciation Certificates
   Series 1995 (FSA Insured)
     03-01-20             6.45     3,000,000                  3,286,560
Fontana Unified School District
   San Bernardino County General Obligation
   Convertible Capital Appreciation Bonds
   Series 1995C (FGIC Insured)
     05-01-20             6.15     6,000,000                  6,486,420
Fresno Health Facility Pre-refunded
   Revenue Bonds Holy Cross-St. Agnes
   Series 1991 (MBIA Insured)
     06-01-21             6.63     2,000,000                  2,082,520
Los Angeles Department of Water & Power
   Waterworks Refunding Revenue Bonds
   2nd Issue Series 1993 (FGIC Insured)
     05-15-23             4.50     1,520,000                  1,383,610
Northern California Transmission Select
   Auction Variable Rate Security &
   Residual Interest Revenue Bonds
   Series 1993 (MBIA Insured)
     04-29-24             5.50     2,500,000(h)               2,582,000
Oceanside Certificates of Participation
   Refunding Bonds Oceanside Civic Center
   Series 1995 (MBIA Insured)
     08-01-19             5.25     1,730,000                  1,749,082
Rural Home Mortgage Financing Authority
   Single Family Mortgage Revenue Bonds 2nd
   Series 1997A (GNMA Insured) A.M.T.
     09-01-29             7.00     1,425,000                  1,596,855

See accompanying notes to investments in securities.

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16   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                  Coupon    Principal                   Value(a)
issuer and                 rate       amount
title of
issue(b,c)

California (cont.)
San Jose Redevelopment Agency
   Merged Area Redevelopment
   Tax Allocation Bonds
   Series 1993 (MBIA Insured)
     08-01-24             4.75%   $2,400,000                 $2,272,608
San Mateo County Joint Power Financing
   Authority Lease Pre-refunded Revenue Bonds
   San Mateo County Health Center
   Series 1994A (FSA Insured)
     07-15-22             5.75     1,500,000                  1,647,975
State Public Works Board
   Lease Pre-refunded Revenue Bonds
   University of California
   Series 1992A (AMBAC Insured)
     12-01-16             6.40     2,000,000                  2,125,260
State Public Works Board
   Lease Revenue Bonds
   Department of Correction Substance Abuse
   Treatment Facility & State Prison Corcoran
   Series 1996A (AMBAC Insured)
     01-01-21             5.25     2,000,000                  2,008,300
State Unlimited Tax General Obligation
   Bonds Series 1993 (FGIC Insured)
     09-01-23             4.75     2,100,000                  1,977,885
Statewide Communities Development Authority
   Certificates of Participation
   Sutter Health Obligated Group
   Series 1995 (MBIA Insured)
     08-15-22             5.50     5,750,000                  5,886,218
Total                                                        35,802,904

Colorado (2.4%)
Broomfield Certificates of Participation
   Open Space Park & Recreation Facilities
   Series 2000 (AMBAC Insured)
   12-01-20               5.50     1,000,000                  1,027,680
Denver City & County Airport Revenue Bonds
   Series 1995B (MBIA Insured) A.M.T.
   11-15-17               5.75     4,290,000                  4,364,388
Denver City & County Airport Revenue Bonds
   Series 1998A (FSA Insured) A.M.T.
   11-15-25               5.00     2,000,000                  1,852,820
Douglas & Elbert Counties School District R-1
   Unlimited General Obligation Pre-refunded
   Bonds Series 1994A (MBIA Insured)
   12-15-16               6.50     1,435,000                  1,593,209
Douglas & Elbert Counties School District R-1
   Unlimited General Obligation Un-refunded
   Bonds Series 1994A (MBIA Insured)
     12-15-16             6.50        65,000(f)                  71,304
Larimer, Weld & Boulder Counties
   School District R-2J Thompson Unlimited
   General Obligation Capital Appreciation Bonds
   Zero Coupon Series 1997 (FGIC Insured)
     12-15-11             5.45     2,000,000(e)               1,211,400
     12-15-12             5.50     1,400,000(e)                 797,762
Total                                                        10,918,563

Delaware (0.2%)
Health Facilities Authority Refunding Revenue
   Bonds Medical Center of Delaware
   Series 1989 (MBIA Insured)
     10-01-15             7.00     1,000,000                  1,091,980

District of Columbia (2.3%)
Association of American Medical Colleges
   College Revenue Bonds Series 1997A
   (AMBAC Insured)
     02-15-27             5.38     2,500,000                  2,494,375
Metropolitan Washington D.C. Airport Authority
   Revenue Bonds Series 2001
   Inverse Floater (MBIA Insured) A.M.T.
     10-01-27            11.75     2,000,000(g)               2,008,800
Washington D.C. Convention Center
   Authority Dedicated Senior Lien Tax
   Revenue Bonds Series 1998 (AMBAC Insured)
     10-01-28             4.75     6,900,000                  6,179,847
Total                                                        10,683,022

Florida (0.7%)
Alachua County Public Improvement
   Refunding Revenue Bonds Series 1995
   (FSA Insured)
     08-01-21             5.13     2,000,000                  1,976,780
Lee County Solid Waste System
   Refunding Revenue Bonds Series 2001
   (MBIA Insured) A.M.T.
     10-01-03             5.00     1,250,000                  1,293,775
Total                                                         3,270,555

Georgia (1.9%)
Cherokee County Water & Sewer Authority
   Revenue Bonds Escrowed to Maturity
   Series 1995 (MBIA Insured)
     08-01-25             5.20       585,000                    588,779

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
17   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                  Coupon    Principal                   Value(a)
issuer and                 rate       amount
title of
issue(b,c)

Georgia (cont.)
Cherokee County Water & Sewer Authority
   Un-refunded Revenue Bonds
   Series 1995 (MBIA Insured)
     08-01-25             5.20%   $1,395,000                 $1,411,266
Fulton County Water & Sewer
   Revenue Bonds Series 1992
   (FGIC Insured)
     01-01-14             6.38     3,250,000                  3,717,087
Richmond County Water & Sewer Refunding
   Revenue Improvement Bonds
   Series 1996A (FGIC Insured)
     10-01-28             5.25     1,500,000                  1,489,215
Savannah Resource Recovery Development Authority
   Revenue Bonds Waste to Energy
   Series 2001 (AMBAC Insured)
     12-01-03             2.50     1,500,000                  1,496,085
Total                                                         8,702,432

Hawaii (0.7%)
Harbor System Revenue Bonds
   Series 1997 (MBIA Insured) A.M.T.
     07-01-27             5.50     1,000,000                  1,002,130
State Airports Systems Refunding Revenue
   Bonds Series 2000B (FGIC Insured) A.M.T.
     07-01-20             6.00     2,000,000                  2,100,400
Total                                                         3,102,530

Illinois (6.2%)
Chicago O'Hare International Airport
   General Revenue Bonds Series 1990A
   (AMBAC Insured) A.M.T.
     01-01-16             7.50     1,045,000                  1,050,288
Chicago Reform Board of Trustees
   Board of Education Unlimited Tax General
   Obligation Refunding Revenue Bonds
   Dedicated Tax Zero Coupon
   Series 1999A (FGIC Insured)
     12-01-21             5.27    10,465,000(e)               3,391,601
Cook County Consolidated High School
   District #200 Limited Tax General Obligation
   Bonds Oak Park Zero Coupon
   Series 1998 (FSA Insured)
     12-01-15             5.60     7,190,000(e)               3,367,293
     12-01-17             5.62     3,750,000(e)               1,532,963
Kane County Unlimited General Obligation
   Bonds Series 2001 (FGIC Insured)
     01-01-03             4.00     1,000,000                  1,021,810
McHenry County Community High School District
   #157 Unlimited Tax Capital Appreciation
   General Obligation Bonds Zero Coupon
   Series 1998 (FSA Insured)
     12-01-17             5.60     5,790,000(e)               2,366,894
McHenry County Community High School District
   #154 Unlimited Tax Capital Appreciation
   General Obligation Bonds Zero Coupon
   Series 2001 (FGIC Insured)
     01-01-04             3.45     1,375,000(e)               1,285,845
Rockford School District #205 Unlimited
   General Obligation Bonds Series 2001
   (FGIC Insured)
     02-01-17             5.00       500,000                    497,885
Southern Illinois University Housing
   & Auxiliary Facilities System
   Revenue Bonds Zero Coupon
   Series 1999A (MBIA Insured)
     04-01-26             5.55     4,000,000(e)                 997,440
St. Clair County Public Community Building
   Capital Appreciation Revenue Bonds
   Zero Coupon Series 1997B (FGIC Insured)
     12-01-14             5.95     2,000,000(e)               1,025,340
St. Clair County Unlimited Tax Capital
   Appreciation General Obligation Bonds
   Zero Coupon Series 1999
   (FGIC Insured)
     10-01-16             5.58     4,710,000(e)               2,130,945
     10-01-17             5.58     6,745,000(e)               2,821,838
     10-01-18             5.80     6,935,000(e)               2,684,261
     10-01-19             5.80     7,060,000(e)               2,568,640
University of Illinois Certificates
   of Participation Series 2001
   (AMBAC Insured)
     10-01-05             3.80     2,000,000                  2,024,340
Total                                                        28,767,383

Indiana (3.5%)
Ball State University Student Fee
   Revenue Bonds Series 2002K
   (FGIC Insured)
     07-01-18             5.75       750,000(i)                 786,023
Clark-Pleasant Community School
   Building 1st Mortgage Revenue Bonds
   Series 2001 (AMBAC Insured)
     07-15-16             5.50     1,000,000                  1,033,480

See accompanying notes to investments in securities.
-------------------------------------------------------------------------------
18   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                  Coupon    Principal                   Value(a)
issuer and                 rate       amount
title of
issue(b,c)

Indiana (cont.)
Crown Point Multi-School Building
   1st Mtge Revenue Bonds
   Zero Coupon Series 2000
   (MBIA Insured)
     01-15-25             6.59%   $8,230,000(e)              $2,209,508
Fort Wayne Hospital Authority
   Revenue Bonds
   Parkview Health System
   Series 1998 (MBIA Insured)
     11-15-28             4.75     2,500,000                  2,219,075
Marion County Hospital Authority Refunding
   Revenue Bonds Methodist Hospital
   Series 1989 (MBIA Insured)
     09-01-13             6.50     4,000,000                  4,154,680
State Health Facility Finance Authority Hospital
   Refunding Revenue Bonds Columbus Regional
   Hospital Series 1993 (CGIC Insured)
     08-15-15             7.00     5,000,000                  5,943,950
Total                                                        16,346,716

Kansas (0.5%)
Labette County Single Family Housing
   Revenue Bonds Series 1998A-2
   (GNMA Insured)
     12-01-11             7.65        85,000                     87,394
Sedgwick & Shawnee Counties
   Single Family Housing
   Revenue Mortgage Backed Securities
   1st Series 1997A (MBIA Insured) A.M.T.
     06-01-29             6.95     1,810,000                  2,025,535
Total                                                         2,112,929

Maine (0.4%)
State Turnpike Authority Turnpike
   Pre-refunded Revenue Bonds Series 1994
   (MBIA Insured)
     07-01-18             6.00     1,790,000                  1,958,027

Massachusetts (4.2%)
Health & Educational Facilities Authority
   Revenue Bonds Cape Cod Health System
   Series 1993A (Connie Lee Insured)
     11-15-21             5.25     4,000,000                  3,927,160
Health & Educational Facilities Authority
   Revenue Bonds Valley Regional Health
   System Series 1994C (Connie Lee Insured)
     07-01-18             5.75     1,500,000                  1,530,915
Municipal Wholesale Electric Power
   Supply System Refunding Revenue Bonds
   Series 1994B (MBIA Insured)
     07-01-11             4.75     5,250,000                  5,589,518
State Bay Transportation Authority
   Series 1995B (AMBAC Insured)
     03-01-25             5.38     4,000,000                  4,016,320
State Turnpike Authority
   Metro Highway System
   Revenue Bonds Series 1999A
   (AMBAC Insured)
     01-01-34             4.75     2,500,000                  2,205,525
State Water Resources Authority
   Pre-refunded Revenue Bonds
   Series 1992A (MBIA Insured)
     07-15-22             5.50     2,000,000                  2,042,400
Total                                                        19,311,838

Michigan (4.4%)
Almont Community Schools
   Unlimited Tax General Obligation Bonds
   Series 1996 (FGIC Insured)
     05-01-22             5.38     1,900,000                  1,907,999
Grand Rapids Sanitary Sewer System
   Refunding Revenue Bonds
   Series 1998A (FGIC Insured)
     01-01-28             4.75     3,000,000                  2,715,660
Iron Mountain School Unlimited Tax
   General Obligation Refunding Bonds
   Series 1996 (AMBAC Insured)
     05-01-21             5.13     1,500,000                  1,482,135
Jackson County Public Schools
   School Building & Site
   Unlimited Tax General Obligation Refunding
   Bonds Series 1999 (FGIC Insured)
     05-01-22             5.38     1,000,000                  1,008,070
Kalamazoo Hospital Finance Authority
   Refunding & Improvement Bonds Bronson
   Methodist Hospital Series 1992A
   (MBIA Insured)
     05-15-12             6.25     3,000,000                  3,284,130
Lincoln Park School District Wayne County
   School Building & Site Unlimited Tax
   Pre-refunded General Obligation Bonds
   Series 1996 (FGIC Insured)
     05-01-26             5.90     1,500,000                  1,651,320

See accompanying notes to investments in securities.
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19   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                  Coupon    Principal                   Value(a)
issuer and                 rate       amount
title of
issue(b,c)

Michigan (cont.)
Monroe County Pollution Control Refunding
   Bonds Detroit Edison Series 1992
   (MBIA Insured) A.M.T.
     09-01-24             6.55%   $5,000,000                 $5,342,350
Plymouth-Canton Community School District
   Unlimited Tax General Obligation Bonds
   Series 1999 (FSA Insured)
     05-01-23             4.75     1,000,000                    920,200
Taylor Tax Increment Finance Authority Bonds
   Series 2001 (FSA Insured)
     05-01-19             5.00     2,000,000                  1,952,300
Total                                                        20,264,164

Minnesota (1.3%)
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue
   Bonds Series 1993A (FGIC Insured)
     01-01-16             4.75     4,250,000                  4,094,195
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue
   Bonds Zero Coupon Series 1994A
   (MBIA Insured)
     01-01-21             6.12     6,000,000(e)               2,128,320
Total                                                         6,222,515

Mississippi (1.1%)
Alcorn County Hospital Refunding Revenue
   Bonds Magnolia Regional Hospital Center
   Series 1995 (AMBAC Insured)
     10-01-13             5.75     1,000,000                  1,042,570
State Home Single Family Mortgage Revenue
   Bonds Series 1997H (GNMA & FNMA Insured) A.M.T.
     12-01-29             6.70     1,815,000                  1,952,178
State Home Single Family Mortgage Revenue
   Bonds Series 1999A (GNMA Insured) A.M.T.
     06-01-31             6.30     1,995,000                  2,110,570
Total                                                         5,105,318

Montana (2.0%)
Forsyth Rosebud County Pollution
   Refunding Revenue Bonds
   Puget Sound Power & Light
   Series 1991 (AMBAC Insured)
   A.M.T.
     08-01-21             7.25     4,000,000                  4,097,400
State Board of Investments Payroll
   Tax Bonds Worker's Compensation Program
   Series 1991 (MBIA Insured)
     06-01-20             6.88     4,750,000                  5,300,478
Total                                                         9,397,878

Nevada (1.6%)
Clark County Municipal Water
   Limited General Obligation Bonds
   Series 2001 (FGIC Insured)
     06-01-26             5.25     2,490,000                  2,461,514
Clark County Passenger Facility Charge Airport
   Revenue Bonds Las Vegas McCarren Airport
   Series 1995A (AMBAC Insured) A.M.T.
     07-01-25             5.50     5,000,000                  4,980,400
Total                                                         7,441,914

New Mexico (0.5%)
Santa Fe Water
   Pre-refunded Revenue Bonds
   Series 1994 (AMBAC Insured)
     06-01-24             6.30     1,000,000                  1,079,740
State Highway Commission Sub Lien
   Tax Revenue Bonds Series 2002B
   (AMBAC Insured)
     06-15-05             5.00     1,000,000(i)               1,053,570
Total                                                         2,133,310

New York (7.6%)
Buffalo Unlimited General Obligation Bonds
   Series 2001D (FGIC Insured)
     12-15-05             5.00       940,000                    999,869
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds
   Series 1995A (MBIA Insured)
     06-15-23             5.50     5,000,000                  5,032,600
State Dormitory Authority
   Pre-refunded College Revenue Bonds
   Consolidated City University
   System 3rd General Resolution
   2nd Series 1994 (MBIA Insured)
     07-01-19             6.25     2,500,000                  2,722,025
State Dormitory Authority
   Refunding Revenue Bonds
   State University Educational Facilities
   Series 1998A (MBIA Insured)
     05-15-25             4.75     4,000,000                  3,656,880

See accompanying notes to investments in securities.

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20   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                  Coupon    Principal                   Value(a)
issuer and                 rate       amount
title of
issue(b,c)

New York (cont.)
State Dormitory Authority
   State University Educational Facilities
   Refunding Revenue Bonds Series 1993A
   (AMBAC Insured)
     05-15-15             5.25%   $2,700,000                 $2,823,066
State Energy Research & Development Authority
   Gas Facility Revenue Bonds Brooklyn Union Gas
   Series 1990C (MBIA Insured) A.M.T.
     06-01-25             5.60     4,500,000                  4,543,740
State Energy Research & Development
   Authority Pollution Control
   Refunding Revenue Bonds
   Rochester Gas & Electric
   Series 1992B (MBIA Insured) A.M.T.
     05-15-32             6.50     4,000,000                  4,097,800
State Energy Research & Development
   Authority Solid Waste Disposal Revenue Bonds
   State Electric & Gas Company Series 1993A
   (MBIA Insured) A.M.T.
     12-01-28             5.70    11,210,000                 11,334,991
Total                                                        35,210,971

North Carolina (1.0%)
Capital Facilities Finance Agency
   Educational Facilities Revenue Bonds
   Meredith College (AMBAC Insured)
     06-01-24             4.88     1,000,000                    936,620
Concord Certificates of Participation
   Series 1996B (MBIA Insured)
     06-01-16             5.75     1,480,000                  1,533,650
Kannapolis Water & Sewer Revenue
   Bonds Series 2001B
   (FSA Insured) A.M.T.
     02-01-21             5.25     1,000,000                    976,410
Piedmont Triad Airport Authority
   Revenue Bonds Series 1999B
   (FSA Insured) A.M.T.
     07-01-21             6.00     1,000,000                  1,047,720
Total                                                         4,494,400

North Dakota (0.3%)
Fargo Health System Meritcare
   Obligated Group Revenue Bonds
   Series 1996A (MBIA Insured)
     06-01-27             5.38     1,360,000                  1,345,625

Ohio (1.1%)
Lorain County Hospital Facilities Refunding
   Revenue Bonds EMH Regional Medical
   Center Series 1995 (AMBAC Insured)
     11-01-21             5.38     2,000,000                  2,003,319
Lucas County Hospital Refunding Revenue
   Bonds St. Vincent's Medical Center
   Series 1993C (MBIA Insured)
     08-15-22             5.25     1,725,000                  1,701,385
Wilmington City School District Unlimited
   General Obligation Refunding Bonds
   Series 2001 (FSA Insured)
     12-01-02             3.00     1,250,000                  1,264,538
Total                                                         4,969,242

Oklahoma (2.1%)
Lawton Water Authority Sales
   Tax & Utility System Revenue
   Bonds Series 2001 (AMBAC Insured)
     03-01-03             4.50       815,000                    836,589
     03-01-04             4.50     1,255,000                  1,297,846
McAlester Public Works Authority Oklahoma
   Improvement Pre-refunded Revenue Bonds
   Series 1995 (FSA Insured)
     12-01-17             5.25     1,470,000                  1,579,662
     12-01-18             5.25     1,000,000                  1,074,600
Tulsa County Independent School District #1
   Unlimited General Obligation Combined Purpose
   Bonds Series 2001B (FSA Insured)
     08-01-03             4.00     5,000,000                  5,121,900
Total                                                         9,910,597

Pennsylvania (4.0%)
Allegheny County Certificates of Participation
   County Courthouse Renovation
   Series 1999 (AMBAC Insured)
     12-01-28             5.00     3,000,000                  2,838,720
Allegheny County Hospital Development
   Authority Revenue Bonds Catholic Health East
   Systems Series 1998A (AMBAC Insured)
     11-15-26             4.88     3,000,000                  2,720,940
Harrisburg Authority Dauphin County Revenue
   Bonds Series 1997-II (MBIA Insured)
     09-15-22             5.63     2,000,000                  2,169,080
Philadelphia Hospital & Higher Education
   Facilities Jefferson Health Systems Revenue
   Bonds Series 1997A (AMBAC Insured)
     05-15-18             5.13     3,000,000                  2,933,190

See accompanying notes to investments in securities.
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21   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                  Coupon    Principal                   Value(a)
issuer and                 rate       amount
title of
issue(b,c)
Pennsylvania (cont.)
Philadelphia Unlimited General Obligation
   Bonds Series 1995 (MBIA Insured)
     05-15-25             5.00%   $4,500,000                 $4,288,725
Robinson Township Municipal Authority Water
   & Sewer Revenue Bonds Series 1989
   (FGIC Insured)
     11-15-19             6.00     1,290,000                  1,362,614
State Turnpike Commission Revenue Bonds
   Series 2001 (AMBAC Insured)
     07-15-03             4.50     2,000,000                  2,063,060
Total                                                        18,376,329

Rhode Island (0.7%)
Health & Education Building Corporation
   Higher Education Facility Revenue Bonds
   Series 1996 (MBIA Insured)
     06-01-26             5.63     3,000,000                  3,048,390

South Carolina (0.2%)
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds
   Series 1991 (FGIC Insured)
     01-01-21             6.25     1,000,000                  1,116,750

Tennessee (0.3%)
Franklin Special School District Williamson County
   Limited Tax Capital Appreciation General
   Obligation Bonds Zero Coupon Series 1999
   (FSA Insured)
     06-01-19             5.79     1,425,000(e)                 540,887
     06-01-20             5.80     2,345,000(e)                 837,447
Total                                                         1,378,334

Texas (17.7%)
Austin Airport System
   Prior Lien Revenue Bonds
   Series 1995A (MBIA Insured) A.M.T
     11-15-25             6.13     3,000,000                  3,138,660
Austin Combined Utilities System Capital
Appreciation Refunding Revenue Bonds
   Zero Coupon Series 1994 (FGIC Insured)
     05-15-17             5.83     5,900,000(e)               2,554,641
Austin Combined Utilities System
   Pre-refunded Revenue Bonds
   Series 1987 (BIG Insured)
     11-15-12             8.63       750,000                    769,508
     11-15-17             8.63       500,000(f)                 513,005
Austin Combined Utilities System
   Pre-refunded Revenue Bonds
   Series 1994 (FGIC Insured)
     05-15-24             5.75     2,605,000                  2,808,320
Austin Combined Utilities System
   Un-refunded Revenue Bonds
   Series 1994 (FGIC Insured)
     05-15-24             5.75     5,895,000                  5,963,795
Austin Water & Wastewater Systems
   Refunding Revenue Bonds
   Series 2001C (FSA Insured)
     11-15-04             4.00     7,000,000                  7,189,140
Bexar County Health Facilities Development
   Hospital Revenue Bonds
   Baptist Memorial Hospital System
   Series 1994 (MBIA Insured)
     08-15-19             6.75     5,000,000                  5,570,900
Brazos River Authority Collateralized Pollution
   Control Refunding Revenue Bonds Texas Utility
   Electric Series 1992C (FGIC Insured) A.M.T.
     10-01-22             6.70    14,935,000                 15,749,703
Bryan Waterworks & Sewer Refunding
   Revenue Bonds Series 2001 (FSA Insured)
     07-01-04             4.00     1,195,000                  1,223,286
     07-01-05             5.00     2,390,000                  2,515,188
Corsicana Waterworks & Sewer System
   Refunding Revenue Bonds Series 1997A
   (FGIC Insured)
     08-15-22             5.75     1,575,000                  1,615,415
Harris County Toll Road Senior Lien
   Pre-refunded Revenue Bonds
   Series 1992A (AMBAC Insured)
     08-15-17             6.50     8,170,000                  8,577,275
Hillsboro Independent School District
   Unlimited Tax School Building & Refunding
   Revenue Bonds Series 1997
   (Permanent School Fund Guarantee)
     08-15-26             5.25     1,000,000                    980,170
Houston Airport System
   Sub Lien Revenue Bonds
   Series 1998B A.M.T.
     07-01-04             4.00     3,500,000                  3,529,855
Houston Water & Sewer System Junior Lien
   Refunding Revenue Bonds
   Series 1997A (FGIC Insured)
     12-01-22             5.25     7,210,000                  7,129,392

See accompanying notes to investments in securities.
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22   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Name of                  Coupon    Principal                   Value(a)
issuer and                 rate       amount
title of
issue(b,c)

Texas (cont.)
Houston Water & Sewer System Junior Lien
   Revenue Bonds
   Series 1997C (FGIC Insured)
     12-01-27             5.38%   $2,000,000                 $1,991,580
Laredo Independent School District
   Unlimited General Obligation
   Refunding Bonds Series 2001 (Permanent
   School Fund Guarantee)
     08-01-03             3.50     2,195,000                  2,229,857
Rosenberg Limited Tax
   General Obligation Bonds
   Series 1998 (FSA Insured)
     03-01-16             4.50       740,000                    689,177
     03-01-17             4.50       785,000                    722,365
San Antonio Electric & Gas Capital
   Appreciation Refunding Revenue
   Bonds Zero Coupon Series 1989A
   (AMBAC Insured)
     02-01-03             2.95     3,000,000(e)               2,921,880
Socorro Independent School District
   Unlimited General Obligation Refunding Bonds
   Series 2001 (Permanent School Fund Guarantee)
     08-15-04             3.00       500,000                    499,865
     08-15-05             4.00       670,000                    683,574
Turnpike Authority Dallas North Tollway
   Pre-refunded Revenue Bonds Addison Airport
   Toll Tunnel Series 1994 (FGIC Insured)
     01-01-23             6.60     2,000,000                  2,228,800
Total                                                        81,795,351

Utah (0.4%)
State Building Ownership Authority
   Capital Appreciation Lease
   Revenue Bonds Zero Coupon
   Series 1998B (FSA Insured)
     05-15-05             3.82     2,000,000(e)               1,763,900

Virginia (5.1%)
Loudoun County Sanitation Authority Waste
   & Sewer Refunding Revenue Bonds
   Series 1994 (MBIA Insured)
     01-01-30             5.25     1,435,000                  1,435,517
Metropolitan Washington D.C. Airport Authority
   Airport System Revenue Bonds
   Series 1992A (MBIA Insured) A.M.T.
     10-01-19             6.63     9,420,000                  9,848,515
Portsmouth Redevelopment Housing Authority
   Multi-family Housing Refunding Revenue
   Bonds Series 1994 (FNMA Insured)
     12-01-08             6.05     5,780,000                  5,976,693
Prince William County Lease Certificates of
   Participation Bonds
   Series 1995 (MBIA Insured)
     12-01-20             5.50     2,590,000                  2,645,012
Upper Occoquan Sewer Authority
   Regional Sewer Revenue Bonds
   Series 1995A (MBIA Insured)
     07-01-29             4.75     4,000,000                  3,691,560
Total                                                        23,597,297

Wisconsin (0.8%)
Appleton Waterworks Refunding Revenue
   Bonds Series 2001 (FGIC Insured)
     01-01-04             3.25     1,155,000                  1,164,598
Center District Sales Tax Appreciation Senior
   Dedicated Bonds Zero Coupon Series 1996A
   (MBIA Insured)
     12-15-17             6.03     4,000,000(e)               1,675,720
     12-15-21             5.45     3,045,000(e)                 993,888
Total                                                         3,834,206

Wyoming (1.5%)
Central Regional Water System-Joint Powers
   Board Refunding Revenue Bonds Series 1999
   (FSA Insured)
     06-01-30             5.25     4,000,000                  3,913,120
Green River Joint Powers Board
   Water & Sewer Refunding Revenue Bonds
   Sweetwater County Series 1999A (FSA Insured)
     03-01-24             5.00     2,000,000                  1,906,620
State Building
   Revenue Bonds Series 2001
   (AMBAC Insured)
     10-01-22             5.50     1,000,000                  1,013,930
Total                                                         6,833,670

Total municipal bonds
(Cost: $389,713,830)                                       $417,571,164

See accompanying notes to investments in securities.

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23   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Municipal notes (9.4%)
Issuer(c,d)           Effective       Amount                   Value(a)
                          yield   payable at
                                    maturity

Burke County Georgia Development Authority
   Pollution Control Revenue Bonds
   (Georgia Power Vogtle) V.R. Series 1996
     09-01-26             1.90%     $500,000                   $500,000
Columbia Alabama Industrial Development Board
   Pollution Control Revenue Bonds
   (Alabama Power) V.R. Series 1995E
     10-01-22             1.90     6,400,000                  6,400,000
Duluth Minnesota Economic Development
   Authority Healthcare Facilities Revenue
   Bonds (Miller-Dwan Medical Center)
   V.R. Series 1997
     06-01-19             2.05     1,600,000                  1,600,000
Harris County Texas Health Facilities Revenue
   Bonds (St. Lukes Episcopal Hospital)
   V.R. Series 2001B
     02-01-31             1.90     6,700,000                  6,700,000
Louisiana Offshore Terminal Authority
   Deepwater Port Refunding Revenue Bonds
   (1st Stage Loop) V.R. Series 1992A
     09-01-08             1.90       400,000                    400,000
Maricopa County Arizona Pollution Control
   Refunding Revenue Bonds (Arizona Public Service)
   V.R. Series 1994C
     05-01-29             1.90       600,000                    600,000
Massachusetts State Health & Educational
   Facilities Authority Revenue Bonds
   Capital Asset V.R. Series 1985E
     01-01-35             1.90     1,400,000                  1,400,000
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds
   V.R. Series 1992C
     06-15-22             1.90       500,000                    500,000
New York City Transitional Finance Authority
   Future Tax Secured Revenue Bonds
   V.R. Series 1998C
     05-01-28             1.85     1,100,000                  1,100,000
New York Unlimited General Obligation Bonds
   V.R. Series 1994H-2
     08-01-13             1.80       100,000                    100,000
Ohio State Air Quality Development
   Authority Pollution Control Revenue
   Bonds (Ohio Edison) V.R. Series 2000C
     06-01-23             1.90       600,000                    600,000
Ohio State Air Quality Development Authority
   Revenue Bonds (Cincinnati Gas & Electric)
   V.R. Series 1985A
     12-01-15             1.90       900,000                    900,000
Reno Nevada Hospital Revenue Bonds
   (St. Mary's Regional Medical Center)
   V.R. Series 1998B
     05-15-23             1.85     1,300,000                  1,300,000
Roanoke Virginia Industrial Development
    Authority Hospital Revenue Bonds
   (Carilion Healthcare System)
   V.R. Series 1997A
     07-01-27             1.90     4,600,000                  4,600,000
Roanoke Virginia Industrial Development
   Authority Hospital Revenue Bonds
   (Roanoke Memorial Hospital)
   V.R. Series 1995A
     07-01-19             1.90     2,000,000                  2,000,000
Uinta County Wyoming Pollution Control
   Refunding Revenue Bonds (Amoco) V.R.
   Series 1998
     07-01-26             1.85     6,100,000                  6,100,000
University of Michigan
   Refunding Revenue Bonds
   (Hospital) V.R. Series 1992A
     12-01-19             1.90     1,180,000                  1,180,000
University of Michigan
   Refunding Revenue Bonds
   (Medical Services) V.R. Series 1998A-1
     12-01-21             1.90       600,000                    600,000
University of Michigan
   Revenue Bonds
   (Hospital) V.R. Series 1995A
     12-01-27             1.90     1,900,000                  1,900,000
University of Michigan
   Revenue Bonds (Medical Services)
   V.R. Series 1995A
     12-01-27             1.90     3,500,000                  3,500,000
Valdez Alaska Marine Terminal
   Refunding Revenue Bonds (Exxon Pipeline)
   V.R. Series 1993A
     12-01-33             1.85       500,000                    500,000
Valdez Alaska Marine Terminal
   Refunding Revenue Bonds (Exxon Pipeline)
   V.R. Series 1993C
     12-01-33             1.85     1,000,000                  1,000,000

Total municipal notes
(Cost: $43,480,000)                                         $43,480,000

Total investments in securities
(Cost: $433,193,830)(j)                                    $461,051,164

See accompanying notes to investments in securities.
-------------------------------------------------------------------------------
24   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --  ACA Financial Guaranty Corporation

      AMBAC       --  American Municipal Bond Association Corporation

      BIG         --  Bond Investors Guarantee

      CGIC        --  Capital Guaranty Insurance Company

      FGIC        --  Financial Guarantee Insurance Corporation

      FHA         --  Federal Housing Authority

      FNMA        --  Federal National Mortgage Association

      FSA         --  Financial Security Assurance

      GNMA        --  Government National Mortgage Association

      MBIA        --  Municipal Bond Investors Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --  Alternative Minimum Tax-- As of Dec. 31, 2001, the value of securities subject to alternative minimum tax represented 19.7% of net assets.

      B.A.N.      --  Bond Anticipation Note

      C.P.        --  Commercial Paper

      R.A.N.      --  Revenue Anticipation Note

      T.A.N.      --  Tax Anticipation Note

      T.R.A.N.    --  Tax & Revenue Anticipation Note

      V.R.        --  Variable Rate

      V.R.D.B.    --  Variable Rate Demand Bond

      V.R.D.N.    --  Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2001.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      Type of security                                     Notional amount
      Sale contracts
      Municipal Bonds, March 2002                               $1,200,000

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2001.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2001.

(i) At Dec. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $2,843,429.

(j) At Dec. 31, 2001, the cost of securities for federal income tax purposes was approximately $433,194,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $29,028,000
      Unrealized depreciation                                   (1,171,000)
                                                                ----------
      Net unrealized appreciation                              $27,857,000
                                                               -----------

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25   AXP INSURED TAX-EXEMPT FUND -- SEMIANNUAL REPORT

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